POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Domestic equity securities	12.20%	12.00%
International equity securities	46.70%	46.60%
Debt securities	39.00%	39.10%
Other - cash	2.10%	2.30%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	45.00%
Target asset allocation percentage, Other - cash (as a percent)	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	3.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	27.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	75.00%
Target asset allocation percentage, Other - cash (as a percent)	5.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	13.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	37.00%